Related Party Transaction (Details) - Schedule of Due to Related Party Balance - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Due to Related Party Balance [Line Items]
Due to related party		$ 1,283,221	$ 1,047,108
Huihe Zheng [Member]
Schedule of Due to Related Party Balance [Line Items]
Due to related party	$ 1,412,277	1,283,221	1,035,730
OPG [Member]
Schedule of Due to Related Party Balance [Line Items]
Due to related party			3,202
YeeTah Financial [Member]
Schedule of Due to Related Party Balance [Line Items]
Due to related party			$ 8,176